Long-Term Receivables (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure Of Tax Receivables And Payables Text Block Abstract
Advance payments	$ 38.5
Accrued interest					$ 3.6
Non-trade payables and accrued expenses					$ 3.6
Accrued balance				$ 1.8
Paid amount	1.6
Credits amount	$ 2.3
Long-term receivables (in Dollars)			$ 3.9
Accrued interest. (in Dollars)		$ 3.6